Significant accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Significant accounting policies

2. Significant accounting policies

2.1 Basis of preparation

The consolidated financial statements comprised the financial statements of the Company and its subsidiaries as at December 31, 2021 and 2022, and for the years ended December 31, 2022, 2021 and 2020. The consolidated financial statements were authorized for issuance by resolution of the Board of Directors on March 1, 2023.

The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS).

The accounting policies stated below have, unless otherwise stated, been applied consistently over all periods presented in the consolidated financial statements. The Group’s accounting policies have been applied consistently by the Group’s companies.

The consolidated financial statements are composed of a consolidated income statement, a consolidated statement of comprehensive income, a consolidated statement of financial position, a consolidated statement of changes in equity, a consolidated statement of cash flows and the accompanying notes (the “Consolidated Financial Statements”).

The Group presents its consolidated statement of profit or loss using the function of expense method reflecting the practice in the industry in which the Group operates. The Group presents current and non-current assets and liabilities as separate classifications in its consolidated statements of financial position. The statement of cash flows has been prepared using the “indirect method” allowed by IAS 7 – Cash Flow statements. In the consolidated income statement, the Group also presents subtotal for Gross Profit and Operating Profit. Operating Profit distinguishes between the profit before taxes arising from operating items and those arising from financing activities, including also the share of profit of associates. Operating Profit is one of the primary measures used by the Chief Executive Officer, the Group’s “Chief Operating Decision Maker” (“CODM”) as defined in IFRS 8 - Operating Segments to assess performance.

The consolidated financial statements have been prepared on a historical cost basis, modified as required for the measurement of certain financial instruments at their fair value.

The consolidated financial statements are presented in Euro, the Group’s presentation currency, which is also the functional currency of the Company, and all values are rounded to the nearest thousand, except when otherwise indicated.

The consolidated financial statements are prepared on a going concern basis. Management believes that there are no financial or other indicators presenting material uncertainties that may cast significant doubt upon the Group’s ability to meet its obligations in the foreseeable future and in particular in the next 12 months.

2.2 Basis of consolidation

Subsidiaries

Subsidiaries are any entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Power is generally presumed with an ownership of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Group controls another entity. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

The Group recognizes any non-controlling interests (“NCI”) at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/ (loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/ (loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Subsidiaries are fully consolidated from the date on which control is obtained by the Group. If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Associates

These are companies in which the Group has a significant influence over their financial and operating policies and which are neither subsidiaries nor joint ventures. The consolidated financial statements show the Group's portion of results of the associated companies, accounted for using the equity method, starting from the date when the significant influence began. Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/ (loss) and other comprehensive income/ (loss) of the investee. The Group’s share of the investee’s profit/ (loss) is recognized in the consolidated income statement.

When significant influence over an associate is lost as a result of a full or partial disposal, the Group derecognise that associate and recognise in profit or loss the difference between, on the one hand, the sum of the proceeds received plus the fair value of any retained interest and, on the other hand, the carrying amount of the investment in the associate at the date significant influence is lost.

Consolidation of foreign companies

All the assets and liabilities of foreign companies that report in a currency other than the Euro and which fall within the scope of consolidation are translated into Euro using the exchange rate at the end of the reporting period (current exchange rate method). Income and costs are translated using average rates for the reporting period. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Transactions eliminated upon consolidation

All transactions and balances between Group companies and all unrealized gains and losses arising on intercompany transactions are eliminated on consolidation.

Transactions in foreign currency

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date.

Exchange differences arising on the extinguishment of monetary items or their translation at different rates to those used for their translation upon initial recognition or in previous financial statements are recorded in the income statement. Exchange differences arising on monetary items that are effectively part of the Group's net investment in foreign operations are classified in net equity until the investment’s disposal, at which time such differences are recognized in the income statement as income or expenses. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

COUNTRY	ISO CODE	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,	Average for the year ended December 31,	At December 31,
		2022	2022	2021	2021	2020	2020
CHINA	CNY	7.0788	7.3582	7.6282	7.1947	7.8747	8.0225
UNITED STATES	USD	1.0530	1.0666	1.1827	1.1326	1.1422	1.2271
MEXICO	MXN	21.1869	20.8560	23.9852	23.1438	24.5194	24.4160
DENMARK	DKK	7.4396	7.4365	7.4370	7.4364	7.4542	7.4409
BRAZIL	BRL	5.4399	5.6386	6.3779	6.3101	5.8943	6.3735
SWITZERLAND	CHF	1.0047	0.9847	1.0811	1.0331	1.0705	1.0802
JAPAN	JPY	138.0274	140.6600	129.8767	130.3800	121.8458	126.4900

2.3 Main accounting policies, estimates and assumptions

Current and non-current

The Group in its consolidated statements of financial position presents assets and liabilities as separate classifications in current and non-current.

An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period or (iv) cash or cash equivalent. All other assets are classified as non-current.

A liability is current when it is: (i) expected to be settled in the normal operating cycle, (ii) held primarily for the purpose of trading; (iii) due to be settled within twelve months after the reporting period or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification. The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed in a business combination).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, that is performed at least annually, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination.

Impairment test consists in the comparison of the recoverable amount of each CGU, over which goodwill has been allocated for monitoring purposes, with their corresponding carrying amount of net assets including goodwill. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. The fair value less costs to sell is the price that would be received from the sale of an asset or group of assets in an orderly transaction between market participants at the measurement date, less costs to sell. These values are determined on the basis of market data (stock market prices or comparison with similar listed companies, with the value attributed to similar assets or companies in recent transactions) or, in the absence of such data, on the basis of discontinued cash flows as determined by a market participant. The value in use is based on discounted future cash flows net of income taxes, calculated as follows:

-
future cash flows are estimated based on actual cash flows for the current year, the annual budget for the following year and mid-term projections based on previous years’ cash flows, management expectations and plans, and past experience; subsequent years are extrapolated with a perpetuity growth rate;
-
the Group discount rate is determined on the basis of market information on the cost of capital and the specific risk of the industry (Weighted Average Cost of Capital, WACC).

These procedures are in accordance with IAS 36 - Impairment of assets, an impairment loss is recognized if the recoverable amount is lower than the carrying amount. An impairment loss recognized for goodwill cannot be reversed in a subsequent period.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Fair Value Measurement

In accordance with IFRS 13 – Fair Value Measurement, the Group measures financial instruments such as derivatives, and non-financial assets, at fair value at each balance sheet date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in the principal market or, in the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-
Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities;
-
Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;
-
Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Recognition of revenue

The Group is in the business of production and distribution of products and processes to provide integrated solutions for pharma and healthcare. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated.

Based on the five-step model introduced in IFRS 15 - Revenue from contracts with customers, the Company recognizes revenue after the following requirements have been met:

a) the parties have approved the contract (in writing, orally or in accordance with other common commercial practices) and are committed to fulfilling the respective performance obligations; an agreement between the parties which creates rights and obligations regardless of the form of the agreement has, therefore, been created;

b) the rights of each of the parties in relation to the services to be transferred can be identified;

c) the payment terms for the goods or services to be transferred can be identified;

d) the contract has commercial substance;

e) it is probable that the Company will receive the consideration to which it is entitled in exchange for the services transferred to the customer. If the consideration referred to in the contract has a variable component, the Company will estimate the amount of the consideration it will be entitled to in exchange for the services transferred to the customer.

Revenue from the sale of products in the Biopharmaceutical and Diagnostic Solution segment

Revenue from the sale of products in the Biopharmaceutical and Diagnostic Solution segment is mainly recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the products at the customer’s location and generally considering applicable Incoterms.

The normal credit term is 60 to 90 days upon delivery.

The Group enters in certain contracts whereby it provides customer with the right to access certain intellectual properties for a defined short period of time. These contracts do not result in additional performance obligations for the Group and have been assessed to result in revenue to be recognized over the time the customer can benefit from the access to the intellectual property.

In determining the transaction price for the sale of glass and plastic products, both part of the Biopharmaceutical and Diagnostic Solution segment, the Group considers the effects of variable consideration, existence of a significant financing component, non-cash consideration, and consideration payable to the customer. If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. The Group estimates the impact of potential returns from customers based on the Group’s right of return policies and practices along with historical data on returns, in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the goods that are expected to be returned. There are no post-delivery obligations other than product warranties, if required by local law; these warranties do not represent a separate performance obligation and are accounted for applying IAS 37 – Provisions, Contingent Liabilities and Contingent Assets. Any advance payments or deposits from customers are not recognized as revenue until the control of the relevant good is transferred to the customer.

Biopharmaceutical and Diagnostic Solution segment also develops, contracts for and sells to customers molds, tools and equipment necessary to produce plastic products. If the tooling is highly customized with no alternative use to the Group, and the Group has an enforceable right to payment for performance completed to date, revenue is recognized over time by measuring progress towards completion using the input method based on costs incurred relative to total estimated costs to completion consistently with transfer of control. Otherwise, revenue for the molds, tools and equipment is recognized at the point in time when the performance obligations are satisfied by transferring of control.

Revenue from the sale of products in the Engineering segment

Revenue from the sale of products in the Engineering segment is recognized at the point in time or over the time, accordingly to terms and conditions of the customer’s contract.

The Group recognizes revenue from customer-specific construction contracts of the engineering system division over the time as the performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.

When it is not possible to consider the enforceable right to payment for performance completed to date, revenue is recognized at a point in time.

For revenue recognized over time, revenue is recognized by applying a method of measuring progress toward complete satisfaction of the related performance obligation. When selecting the method for measuring progress, the Group select the method that best depicts the transfer of control of goods or services promised to customers. Engineering revenue is recorded under an input method, which recognizes revenue on the basis of efforts or inputs to the satisfaction of a performance obligation (for example, resources consumed, labor hours expended, costs incurred, time elapsed, or machine hours used) relative to the total expected inputs to the satisfaction of that performance obligation. The input method that we use is based on costs incurred, using the percentage of completion method (or expected cost plus a margin approach). The Group determines the applicable stage of completion based on the portion of contract costs incurred for work performed to date relative to the estimated total contract costs (cost to cost method).

Engineering revenue can be generated from contracts with multiple performance obligations. When a sales agreement involves multiple performance obligations, each obligation is separately identified, and the transaction price is allocated based on the amount of consideration the Group expect to be entitled in exchange for transferring the promised good or service to the customer.

If the stage of completion of a customer-specific contract cannot be estimated reliably, contract revenue is recognized to the extent of contract costs incurred that are likely to be recoverable.

Engineering’s revenue also include after-sales services, those mainly consists in the supply of spare parts to customers for machinery and equipment sold, other than maintenance activity on the machines sold. Such revenue is recognized at a point in time.

Contract costs are recognized in profit or loss as incurred unless they create an asset which generates or enhances resources that will be used in satisfying (or in continuing to satisfy) performance obligations in the future. When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognized as an expense immediately in the consolidated income statement following requirements on onerous contracts in IAS 37.

Costs to obtain a contract

According to IFRS 15 the Group recognizes incremental costs of obtaining a contract as an asset if the required criteria are met. Any capitalized contract costs assets is amortized on a systematic basis that is consistent with the entity’s transfer of the related goods or services to the customer.

The Group present these costs in the statement of financial position as a separate class of intangible asset, with the amortization in the same line item as amortization of intangible assets within the scope of IAS 38 - Intangible Assets.

Capitalized contract costs are subject to an impairment assessment at the end of each reporting period. Impairment losses are recognized in profit or loss.

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

The Group has elected to present the grant in the statement of financial position as other liability, which is recognized in profit or loss on a systematic and rational basis over the useful life of the asset.

The Group has chosen to present grants related to an expense item as other operating income in the statement of profit or loss.

Trade receivables

A receivable is the entity’s right to consideration that is unconditional. A right to consideration is unconditional if the passage of time is required before payment of that consideration is due.

Contract assets

The entity’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time.

Contract liabilities

A contract liability is the entity’s obligation to transfer goods or services to a customer for which the entity has received consideration.

Presentation of Contract assets and liabilities

Contract assets and liabilities are determined at the contract level and not at the performance obligation level. As such, an asset or liability for each performance obligation within a contract is not separately recognized, but they are aggregated into a single contract asset or liability. Contract asset or contract liability positions are determined for each contract on a net basis.

Cost of sales

Cost of sales comprises expenses incurred in the manufacturing and distribution of products. The remaining costs principally include depreciation, amortization and transportation costs.

Transaction costs for Listing fees

In accordance with IAS 32 - Financial instrument: presentation, the transaction costs of an equity transaction are accounted for as a deduction from equity, to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. Transaction costs relate jointly to offering of share and stock exchange listing of new share have been allocated to those transactions using a basis of allocation that is rational and consistent with similar transactions.

Income (and deferred) taxes

Income taxes include all the taxes calculated on taxable profits of the Group. Income taxes are recorded in the income statement, except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current taxes are calculated on the basis of the tax laws enacted or substantially enacted at the reporting date in the countries where the Group operates and generates taxable income. Current tax receivables and payables are measured at the amount expected to be recovered or paid to the tax authorities.

Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenue and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments, for the Italian components of the Group only. IRAP is applied on the tax base at 3.9% for the years ended December 31, 2021 and December 31, 2022.

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

-
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;
-
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

-
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.
-
In respect of deductible temporary differences associated with investments in subsidiaries, and associates, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available, against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

In assessing the feasibility of the realization of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carried-forwards are utilized. Estimating future taxable income requires estimates about matters that are inherently uncertain and requires significant management judgment, and different estimates can have a significant impact on the outcome of the analysis.

Changes in the assumptions and estimates related to future taxable income, tax planning strategies and scheduled reversal of deferred tax liabilities could affect the recoverability of the deferred tax assets. If actual results differ from such estimates and assumptions the Group financial position and results of operation may be affected.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity. The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Any uncertainty regarding tax treatments is considered in the tax calculation in accordance with the requirements in IFRIC 23 - Uncertainty over Income Tax Treatments whereby an entity considers whether it is probable that a taxation authority will accept an uncertain tax treatment. If the Group concludes that the position is not probable of being accepted, the effect of uncertainty is reflected in the income taxes.

Dividend

The Company recognizes a liability to pay a dividend when the distribution is authorized and the distribution is no longer at the discretion of the Company. As per the corporate laws of Italy, a distribution is authorized when it is approved by the shareholders. A corresponding amount is recognized directly in equity.

Other intangible assets

Intangible assets, other than goodwill, acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the income statement in the expense category that is consistent with the function of the intangible assets.

Developments costs for the production of new products or parts, like requested as IAS 38 - Intangible Assets, are recognized as assets only if the costs can be reliably determined; the Group has the intention and resources to complete them, the technical feasibility of completing them is such that they will be available for use; the Group has the intention to complete and the ability and intention to use or sell the asset; the asset will generate future economic benefits; there are availability of resources to complete the asset and the ability to measure reliably the expenditure during development. Capitalized development costs include only those expenses that can be directly attributed to the development process and are amortized on a systematic basis, starting from the commencement of production and lasting the length of the product or process's estimated life, generally ranging between three and five years. Research costs are expensed as incurred.

Industrial patents and intellectual property rights, and licenses are valued at purchase or production cost and amortized, if they have a finite life, on a straight-line basis over their estimated useful life, generally between three and five years.

Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 - Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.

The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss.

Property, plant and equipment

Plant and equipment are recorded at purchase or production cost and systematically depreciated over their residual useful lives and accumulated impairment losses, if any. The land pertaining to buildings is not depreciated. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

When significant parts of plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred. The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. Property, plant and equipment transferred from customers are initially measured at fair value at the date on which control is obtained. Construction in progress is stated at cost, net of accumulated impairment losses, if any.

The useful lives, estimated by the Group for its various categories of property, plant and equipment, are as follows:

	Biopharmaceutical and Diagnostic Solutions	Engineering	Holding
Buildings	18 to 33 years	16 years	33 years
Plant and machinery	6 to 20 years	6 to 10 years	4 years
Industrial and commercial equipment	5 to 8 years	8 years	8 years
Other tangible assets	5 to 8 years	5 to 8 years	5 to 8 years

Land is not depreciated. The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

According to IFRS 16 - Leases, the Group applies a recognition and measurement approach for each lease, except for short-term leases and leases of low-value assets. The Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months) and applies the lease of low-value assets recognition exemption to leases of that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

The Group recognizes lease liabilities representing obligations to make lease payments and Right of Use assets representing the Right of Use the underlying assets.

The Group recognizes Right of Use assets at the commencement date of the lease and it is measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. Right of Use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Right of Use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term, of the following: (i) fixed lease payments less any lease incentives receivable, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Each lease payment is allocated between the principal liability and interest expense. Interest expense is charged to the income statement over the lease period using the effective interest rate method.

Inventories

Inventories of raw materials, semi-finished and finished products are valued at the lower of cost and net realizable value. Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

-
Raw materials: purchase cost on weighted average cost
-
Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity but excluding borrowing costs.

Allowances for obsolete and slow-moving goods are calculated for materials and finished products, taking into account their future expected use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Financial instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Current financial assets include trade receivables, derivative financial instruments, other current financial assets and cash and cash equivalents. Investments and other financial assets include investments accounted for using the equity method and non-current financial assets. Financial liabilities include debt and borrowings from banks, trade payables and other financial liabilities, which mainly include derivative financial instruments.

Financial assets

Financial assets are classified on the basis of the impairment model introduced by IFRS 9 – Financial instruments, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The Group initially measures a financial asset at its fair value plus transaction costs, in the case of a financial asset not at fair value through profit or loss. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied a simplified approach in calculating ECLs (Expected Credit Loss). Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date, based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The amount of receivables is reported in the statement of financial position net of the relevant bad debt provisions. The impairment losses reported pursuant to IFRS 9 (including reversals of impairment losses or impairment gains) are recognized in the consolidated income statement within the line item Selling and Marketing expenses.

Financial assets are derecognized when the rights to receive cash flows from the instrument have expired and the Group has transferred substantially all risks and rewards of ownership.

Financial assets measured at amortized cost

This category includes financial assets that meet the following requirements: (i) the financial asset is held within a business model whose objective is to hold financial assets to collect their contractual cash flows; and (ii) the contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through OCI (debt instruments)

For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recognized in profit or loss.

Financial assets at fair value through consolidated profit or loss (FVTPL)

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss. This category includes financial assets not classified in any of the previous categories and derivative instruments and equity investments which the Group has not irrevocably elected to classify at fair value through OCI.

Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, and derivative financial instruments.

For purposes of subsequent measurement, financial liabilities are classified in financial liabilities at fair value through profit or loss and financial liabilities at amortized cost (loans and borrowings).

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. The Group has not designated any financial liability as at fair value through profit or loss.

Financial liabilities at amortized cost is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as interest expense in the statement of profit or loss.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the income statement.

Borrowings are classified among current liabilities, unless the Group has an unconditional right to defer their payment for at least twelve months after the reporting date.

Derivatives

Derivative financial instruments are accounted for in accordance with IFRS 9. At the inception of the contract, derivative instruments are initially recognized at fair value as financial assets at FVTPL when the fair value is positive, or financial liabilities at FVTPL when the fair value is negative.

When a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows or highly probable forecasted transactions, the effective portion of the gain or loss on the hedging instrument is recognized in OCI in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the statement of profit or loss. The Group uses IRS contract (Interest Rate Swap) as hedges of its exposure to financial interest of loans. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item.

The Group uses forward currency and collar contracts as hedges of its exposure to foreign currency risk in forecast transactions and firm commitments, for its exposure to volatility of exchange rates. The ineffective portion is recognized in financial income or expenses.

The Group designates only the spot element of forward contracts as a hedging instrument, forward points are formally excluded from the hedging relationship and accounted as cost of hedging. The forward element is recognized in OCI and accumulated in a separate component of equity under Cost of Hedging Reserve.

Impairment of non-financial assets

The Group tests whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. If it is not possible to estimate the recoverable amount of an individual asset, the Group assesses whether the cash-generating unit to which it belongs is impaired. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash on hand and at bank, carried at nominal amount, equal to fair value. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Equity

Retained earnings and other reserves include undistributed earnings of the Group, the accumulated amount of items recognized in other comprehensive income (such as actuarial gains and losses, cash-flow hedge reserves, etc.) and other reserves (translation differences). Dividends are deducted from equity when they are approved by the Shareholders’ Meeting.

Non-controlling interests represent the portion of the net assets and net profit of a consolidated entity that is not attributable to the Group, directly or indirectly.

Provisions

Provisions for risks are recognized when (i) the Group has a present obligation, legal or constructive, as a result of a past event; (ii) it is probable that the outflow of resources will be required; (iii) the amount of the obligation can be reliably estimated. Provisions are determined by the Group based on facts and circumstances, historical risk data and the information available at the balance sheet date. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. Where the effect of the time value of money is material and the date of extinguishing the liability can be reasonably estimated, provisions are stated at the present value of the expected expenditure, using a discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense. Contingencies for which the probability of a liability is remote are disclosed in the notes, but no provision is recognized.

Employee benefits

Employee severance indemnity, mandatory for Italian companies pursuant to Article 2120 of the Italian Civil Code, is deferred compensation and is based on the employees' years of service and the compensation earned by the employee during the service period. Under IAS 19 - Employee Benefits, the employee severance indemnity as calculated is considered a "Defined benefit plan" and the related liability recognized in the statement of financial position (Employees Benefits) is determined by actuarial calculations.

The remeasurements of actuarial gains and losses are recognized in other components of the Consolidated Statements of Comprehensive income. Service cost of Italian companies that employ less than 50 employees, as well as interest expenses related to the "time value" component of the actuarial calculations (the latter classified as Finance expenses), are recognized in the separate consolidated income statements.

Starting from January 1, 2007, Italian Law gave employees the choice to direct their accruing indemnity either to supplementary pension funds or leave the indemnity as an obligation of the Company. Companies that employ at least 50 employees should transfer the employee severance indemnity to the "Treasury fund" managed by INPS, the Italian Social Security Institute. Consequently, the Group's obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19, of a "Defined contribution plan".

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation under expenses in the consolidated statement of profit or loss:

-
the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (Cost of sales, Selling and Marketing expenses, General and Administrative expenses, Research and Development expenses);
-
the net interest on the defined benefit liability is recognized in the consolidated income statement as net Financial income/ (expenses), and is determined by multiplying the net liability/ (asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year;
-
the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/ (loss).

Other long-term employee benefit obligations

The Group also has liabilities for cash-settled awards based on Group’s performance indicators that are not expected to be settled wholly within 12 months after the end of the period in which the employees and directors render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees and directors up to the end of the reporting period, using the projected unit credit method. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

Stock Grant Plan

The Group recognizes incentives made up of a stock grant plan to certain senior management members and beneficiaries who hold key positions in the Group. The stock grant plan is a type of equity-settled plan, where the beneficiary is entitled to receive shares of Stevanato Group S.p.A. at the beginning of the vesting period, in case of "initial beneficiaries" as defined in Note 30, or at the end of the relevant vesting period, in case of "new beneficiaries". In case the targets provided for the vesting period in relation to which the shares are assigned should not be totally or partially achieved, the "initial beneficiaries" are bound to re-sell the shares to Stevanato Group S.p.A. at a determined price. In the event of certain over-performances to the defined financial targets, the "initial beneficiaries" will be granted, free of charge an additional number of Stevanato Group S.p.A. shares related to that vesting period in which the targets were exceeded. With reference to "new beneficiaries" the effectiveness of the rights attributed to each of them is conditional upon the verification by the Stevanato Group's administrative body of the degree of achievement of the performance target provided in relation to the vesting period.

The value corresponding to the consideration that Stevanato Group S.p.A. has to pay in case of re-purchase of the shares from the "initial beneficiaries" is recorded on the income statement among personnel costs at the grant date and a liability for employee benefits is recognized. For the "equity settled" performance plan, the fair value is recorded on the income statement among personnel costs over the period between the assignment date and the expiry date (vesting period), and a reserve of shareholder’s equity is recoginzed. Fair value is determined at the assignment date, reflecting the market conditions prevailing at the date in question.

At each reporting date, the Group revises the assumptions about the number of shares expected to be accrued and recognizes the effect of any change in the estimate to the income statement, adjusting the corresponding equity reserve.

Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services in exchange for equity instruments (equity-settled transactions). The cost of equity-settled transactions is determined by the fair value at the date when the grant is made.

That cost is recognized in employee benefits expense, together with a corresponding increase in a reserve of shareholder’s equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Trade payables and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is due within one year or less from the reporting date.

If not, they are presented as non-current liabilities. Trade payables are initially recognized at fair value and subsequently measured at amortized cost.

Other current and non-current liabilities

Other current and non-current liabilities include, among the others, liabilities related to put options over non-controlling interests and other liabilities related to financial investments.

When a put option is granted to non-controlling shareholders of a subsidiary, if the option provides for settlement in cash, a liability is recognized for the present value of the exercise price of the option. This liability is classified as non-current financial liabilities or current financial liabilities in the consolidated statement of financial position based on its due date. Subsequent changes in the liability’s fair value are recognized through profit or loss.

The Group recognizes liabilities from other taxes and social security and other non-financial liabilities at amount payable on the maturity date. Pre-payments received on orders as well as the liability balance from constructions contracts are reported as contract liabilities.

Climate change

Climate change and potential climate change legislation may present risks to Stevanato Group operations, including business interruption, significantly increased costs and/or other adverse consequences to the Group's business. Some of the potential impacts of climate change to the business include physical risks to the Group's facilities, water and energy supply limitations or interruptions, disruptions to supply chain and impairment of other resources. In addition, if legislation or regulations are enacted or promulgated in the U.S., Europe or Asia or any other jurisdictions in which the Group does business that limit or reduce allowable greenhouse gas emissions and other emissions, such restrictions could have a significant effect on the Group operating and financial decisions, including those involving capital expenditures to reduce emissions, and the results of operations. Manufacturing operations may not be able to operate as planned if Stevanato Group is not able to comply with new legal and regulatory legislation around climate change, or it may become too costly to operate in a profitable manner. Additionally, suppliers’ added expenses could be passed on to the Group in the form of higher prices and the Group may not be able to pass on such expenses to our customers through price increases.

With the impacts of climate change already manifesting themselves, and some degree of further global warming inevitable, Stevanato Group is keen to protect the environment, to operate business at global level under the principles of sustainability including principles related to climate-change, to include EHS management as integral part of business processes with the commitment to reduce energy and natural resources consumption.

In preparing the Consolidated Financial Statements, management has considered the impact of climate change in the context of the disclosures. These considerations did not have a material impact on the financial reporting judgements and estimates, consistent with the assessment that climate change is not expected to have a significant impact on the Group’s going concern assessment.

Use of estimates

The Consolidated Financial Statements are prepared in accordance with IFRS which require Management’s use of estimates and assumptions that may affect the carrying amount of assets, liabilities, income and expenses in the financial statements, as well as the disclosures in the notes concerning contingent assets and liabilities at the balance sheet date. Uncertainty about these assumptions and estimates could result in outcome that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Estimates are based on historical experience and other factors. The resulting accounting estimates could differ from the related actual results. Estimates are periodically reviewed and the effects of each change are reflected in the consolidated statement of profit or loss or in the consolidated statement of comprehensive income in the period in which the change occurs.

Revenue Recognition

The Group operates in several jurisdictions and assesses whether contracts with customers provide it with the right to consideration for the performance fulfilled based on legal assessment of applicable contracts and other source of enforceable rights and obligations (i.e. local regulations). As regards revenue from contracts with customers for contract work and contract assets and liabilities, application of the cost-to-cost method requires a prior estimate of the entire lifetime costs of individual projects, updating them at each balance sheet date. This requires assumptions, those can be affected by multiple factors, such as the time over which some projects are developed, their high level of technology and innovative content, the possible presence of price variations and revisions, and machinery performance guarantees, including an estimate of contractual risks, where applicable. These facts and circumstances make it difficult to estimate the projects' costs to complete and, consequently, to estimate the value of contract work in progress at the balance sheet date. The Group estimates variable considerations to be included in the transaction price for the sale of products with rights of return and volume rebates. The Group forecasts sales returns using the historical return data to come up with expected return percentages. These percentages are applied to determine the expected value of the variable consideration. The Group also receives amounts from third parties that may or may not be collected in a seller-customer relationship. The Group assesses whether these amounts represent consideration for goods or services that have been or will be provided and accordingly identifies the pattern of recognition of revenue.

Recoverable amount of goodwill

The impairment test on goodwill is carried out by comparing the carrying amount of cash-generating units on which it is allocated and their recoverable amount. The recoverable amount of a cash-generating unit is the higher of fair value, less costs to sell, and its value in use. This complex valuation process entails the use of methods such as the discounted cash flow method which uses assumptions to estimate cash flows. The recoverable amount depends significantly on the discount rate used in the discounted cash flow model as well as the expected future cash flows and the growth rate used for the extrapolation. The key assumptions used to determine the recoverable amount for the different cash-generating units, including a sensitivity analysis, are detailed in the Note 16.

Employee benefit liabilities

Employee benefit liabilities: employee benefits, especially the provision for employee severance indemnities and other long term incentives, are calculated using actuarial assumptions; changes in such assumptions could have a material impact on such liabilities.

Leases

The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group ‘would have to pay’, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating). The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination.

Expected credit losses of trade receivables and contract assets

The Group uses a simplified approach in calculating ECLs for trade receivables and contract assets, initially based on the Group’s historical observed default rates. The Group will adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed. The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future.

Income tax expense (current and deferred)

The Group is subject to different tax jurisdictions. The determination of tax liabilities for the Group requires the use of assumptions with respect to transactions whose fiscal consequences are not yet certain at the end of the reporting period. Calculation of taxes on a global scale requires the use of estimates and assumptions based on the information available at the balance sheet date. The deferred tax assets realization is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carried forwards can be utilized. Estimating future taxable income requires estimates about matters that are inherently uncertain and requires significant management judgment, and different estimates can have a significant impact on the outcome of the analysis.